PSI MARKET NEUTRAL FUND	-	Class A Shares: FXMAX
PSI TOTAL RETURN FUND	-	Class A Shares: FXBAX
PSI STRATEGIC GROWTH FUND	-	Class A Shares: FXSAX
PSI TACTICAL GROWTH FUND	-	Class A Shares: FXTAX

PROSPECTUS

August 23, 2010

As Revised October 8, 2010

Advised by

Portfolio Strategies, Inc.

1724 W Union Avenue

Suite 200

Tacoma, WA 98405

1-888-9-BUYPSI

(1-888-928-9774)

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: PSI Market Neutral Fund
FUND SUMMARY: PSI Total Return Fund
FUND SUMMARY: PSI Strategic Growth Fund
FUND SUMMARY: PSI Tactical Growth Fund
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objectives
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Investment Adviser Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE SHARES
HOW TO REDEEM SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
DISTRIBUTION OF SHARES
Distributor
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
FINANCIAL HIGHLIGHTS
Notice of Privacy Policy & Practices

FUND SUMMARY: PSI Market Neutral Fund

Investment Objective:  The Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1 Fees)	0.25%
Other Expenses (1)	0.62%
Acquired Fund Fees and Expenses (1)(2)	0.18%
Total Annual Fund Operating Expenses	2.05%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 years
Class A	$871	$1,181

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing long or short in a combination of exchange traded funds ("ETFs"), derivatives and open-end investment companies (mutual funds”) using the adviser’s market neutral strategy.  The ETFs and mutual funds in which the Fund invests each primarily invest in (1) US common stocks, (2) foreign common stocks, (3) US fixed income securities, (4) foreign fixed income securities, (5) commodities, or (6) currencies.  The adviser invests Fund assets without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs and mutual funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs and mutual funds may invest in common stock of companies located in emerging market countries.

The adviser’s market neutral strategy is intended to generate relatively low-volatility positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation and interest income.  The adviser seeks returns that are both positive and consistent by (1) hedging market risk by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked), (2) using futures and options to offset portfolio-level or security-specific risk and (3) diversifying among asset classes that it believes are not highly correlated to eachother or the financial markets in general.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets long and short (via inverse ETFs) in the following ranges.

Position	Asset Class	Percent Allocation
Long	"Strong" Index or Sector ETFs and mutual funds	30% to 40%
Short	"Weak" Index or Sector ETF	30% to 40%
Long	Opportunistic Index or Sector ETFs and mutual funds	0% to 20%

The adviser intends to maintain portfolio-level net market exposure in a range from zero (market neutral) to a maximum of +20% in periods when it believes market conditions are most favorable.  The adviser will not invest Fund assets to create a net short position.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities in a hedged combination (via an ETF or mutual fund and an inverse ETF) that its market neutral analysis indicates have a strong and weak short-term outlook.  The adviser also buys securities that it believes present a short-term long only opportunity for gain. It sells securities when it believes more profitable securities are available or to maintain net market exposure between 0% and 20%.  The adviser will buy and sell derivatives for similar reasons.  The adviser will engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs as well as through any direct investments in non-ETF securities and derivatives.

•

Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

•

Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

•

Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

•

Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

•

Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

•

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk:  The adviser’s dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Investment Adviser:  Portfolio Strategies, Inc. is the Fund’s investment adviser.

Investment Adviser Portfolio Managers:  David Jajewski, President and Chief Compliance Officer of the adviser, John Williamson, Managing Partner of the adviser, and Bill Whatmough, Senior Portfolio Manager of the adviser, have served the Fund as its Portfolio Co-Managers since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone.  The minimum initial and subsequent investment in Class A is $2,500 and $500.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: PSI Total Return Fund

Investment Objective:  The Fund seeks total return from income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.75%
Acquired Fund Fees and Expenses (1)(2)	0.18%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Reimbursement (3)	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	1.93%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least January 31, 2012.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 years
Class A	$760	$1,146

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of (1) open-end investment companies ("mutual funds") and (2) exchange traded funds ("ETFs") that each invest primarily in fixed income securities, common stocks, or alternative assets, which the Fund defines as commodity-related or real estate-related securities, and (3) derivatives using the adviser’s quantitative analysis strategy.  The adviser selects fixed income ETFs and mutual funds without restriction as to maturity or credit quality.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  The adviser selects common stock ETFs and mutual funds without restriction as to issuer sector, capitalization or country of origin.  Foreign common stock funds may invest in common stock of companies located in emerging market countries.  The adviser may hedge up to 30% of the Fund’s portfolio using US Treasury Futures and Options on US Treasury Futures when it believes interest rates are increasing.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser’s quantitative analysis strategy determines asset allocation between (1) fixed income securities, (2) common stock,(3) derivatives and (4) alternative assets through an assessment of the current-versus-historical averages of (i) interest rates of various maturities, (ii) credit spreads (the yield difference between corporate bonds and risk-free U.S. Treasury bonds) (iii) common stock market return volatility and (iv) alternative asset expected returns.  If the adviser expects interest rates to decline it will allocate more assets to fixed income sectors; if it expects rates to rise it will reduce fixed income allocation or hedge via derivatives.  If it expects credit spreads to narrow or volatility to decline, indicating investor confidence in economy growth or, at least, stability, it will allocate more assets to common stocks.  If it expects these indicators to increase it will reduce common stock allocations.

To execute its asset allocation targets, the adviser selects individual ETFs and mutual funds by analyzing relative price momentum.  Relative price momentum analysis seeks to use publicly available information including previous prices, returns and/or trading volumes to identify individual securities that have exhibited strong performance in prior periods as compared to other investment opportunities.  The adviser sells individual securities identified during its relative price momentum analysis when another individual security exhibits stronger performance or to realign its portfolio-level asset allocation.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

•

Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

•

Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

•

Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

•

Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk:  The adviser’s dependence on the quantitative analysis strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Investment Adviser:  Portfolio Strategies, Inc. is the Fund’s investment adviser.

Investment Adviser Portfolio Managers:  David Jajewski, President and Chief Compliance Officer of the adviser, John Williamson, Managing Partner of the adviser, and Bill Whatmough, Senior Portfolio Manager of the adviser, have served the Fund as its Portfolio Co-Managers since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone.  The minimum initial and subsequent investment in Class A shares is $2,500 and $500.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: PSI Strategic Growth Fund

Investment Objective:  The Fund primarily seeks long-term capital appreciation and secondarily, capital preservation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses (1)	0.75%
Acquired Fund Fees and Expenses (1)(2)	0.29%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and/or Reimbursement (3)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	2.19%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least January 31, 2012.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 years
Class A	$884	$1,221

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing in a combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s market analysis strategy.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund’s name refers, generally, to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s market analysis strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes, as well as how fundamental drivers, such as economic growth rates, could be expected to shape the future return and risk characteristics.  The strategy relies on broad asset class representation and the inclusion of lower correlated asset classes to reduce expected volatility and deliver favorable performance under various market conditions.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	25% to 85%
Fixed Income	0% to 25%
Alternative Asset	10% to 40%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its market analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its analysis indicates that the segment or security is likely to underperform competing investments.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

•

Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

•

Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

•

Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

•

Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

•

Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

•

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk:  The adviser’s dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust’s ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Investment Adviser:  Portfolio Strategies, Inc. is the Fund’s investment adviser.

Investment Adviser Portfolio Managers:  David Jajewski, President and Chief Compliance Officer of the adviser, John Williamson, Managing Partner of the adviser, and Bill Whatmough, Senior Portfolio Manager of the adviser, have served the Fund as its Portfolio Co-Managers since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone.  The minimum initial and subsequent investment in Class A shares is $2,500 and $500.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: PSI Tactical Growth Fund

Investment Objective:  The Fund primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.75%
Acquired Fund Fees and Expenses (1)(2)	0.29%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and/or Reimbursement (3)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	2.19%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least January 31, 2012.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 years
Class A	$884	$1,221

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s tactical strategy.

The adviser’s tactical strategy combines two investment disciplines.  The first determines entry and exit points to and from the market based on historical market-price moving average indicators.  Additionally, entry and exit points are refined by stop loss points (a form of automatic sell decision based upon a set drop in a security’s price) in an effort to help control losses in any one specific position.  In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions.  The second discipline relies on two calendar-based cycles. The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market.  The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund’s name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes.  Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	0% to 100%
Fixed Income	0% to 100%
Alternative Asset	0% to 90%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

•

Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

•

Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

•

Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

•

Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

•

Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

•

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk:  The adviser’s dependence on its tactical strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust’s ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Investment Adviser:  Portfolio Strategies, Inc. is the Fund’s investment adviser.

Investment Adviser Portfolio Managers:  David Jajewski, President and Chief Compliance Officer of the adviser, John Williamson, Managing Partner of the adviser, and Bill Whatmough, Senior Portfolio Manager of the adviser, have served the Fund as its Portfolio Co-Managers since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone.  The minimum initial and subsequent investment in Class A shares is $2,500 and $500.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives:

Fund	Investment Objectives
PSI Market Neutral Fund	The Fund seeks positive absolute returns with less volatility than the S&P 500 Index.
PSI Total Return Fund	The Fund seeks total return from income and capital appreciation.
PSI Strategic Growth Fund	The Fund primarily seeks long-term capital appreciation and secondarily, capital preservation.
PSI Tactical Growth Fund	The Fund primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

Each Fund’s investment objective(s) may be changed by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies:

PSI Market Neutral Fund

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing long or short in a combination of exchange traded funds ("ETFs"), derivatives and open-end investment companies ("mutual funds") using the adviser’s market neutral strategy.  The ETFs and mutual funds in which the Fund invests each primarily invest in (1) US common stocks, (2) foreign common stocks, (3) US fixed income securities, (4) foreign fixed income securities, (5) commodities, or (6) currencies.  The adviser invests Fund assets without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs and mutual funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs and mutual funds may invest in common stock of companies located in emerging market countries.

The adviser’s market neutral strategy is intended to generate relatively low-volatility positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation and interest income.  The adviser seeks returns that are both positive and consistent by (1) hedging market risk by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked), (2) using futures and options to offset portfolio-level or security-specific risk and (3) diversifying among asset classes that it believes are not highly correlated to eachother or the financial markets in general.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets long and short (via inverse ETFs) in the following ranges.

Position	Asset Class	Percent Allocation
Long	"Strong" Index or Sector ETFs and mutual funds	30% to 40%
Short	"Weak" Index or Sector ETF	30% to 40%
Long	Opportunistic Index or Sector ETFs and mutual funds	0% to 20%

The adviser intends to maintain portfolio-level net market exposure in a range from zero (market neutral) to a maximum of +20% in periods when it believes market conditions are most favorable.  The adviser will not invest Fund assets to create a net short position.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities in a hedged combination (via an ETF or mutual fund and an inverse ETF) that its market neutral analysis indicates have a strong and weak short-term outlook.  The adviser also buys securities that it believes present a short-term long only opportunity for gain.  It sells securities when it believes more profitable securities are available or to maintain net market exposure between 0% and 20%.  The adviser will buy and sell derivatives for similar reasons.  The adviser will engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

PSI Total Return Fund

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing combination of (1) open-end investment companies ("mutual funds") and (2) exchange traded funds ("ETFs") that each invest primarily in fixed income securities,  common stocks, or alternative assets, which the Fund defines as commodity-related or real estate-related securities and (3) derivatives using the adviser’s quantitative analysis strategy.  The adviser selects fixed income ETFs and mutual funds without restriction as to maturity or credit quality.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  The adviser selects common stock ETFs and mutual funds without restriction as to issuer sector, capitalization or country of origin.  Foreign common stock funds may invest in common stock of companies located in emerging market countries.  The adviser may hedge up to 30% of the Fund’s portfolio using US Treasury Futures and Options on US Treasury Futures when it believes interest rates are increasing.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser’s quantitative analysis strategy determines asset allocation between (1) fixed income securities, (2) common stock, (3) derivatives and (4) alternative assets through an assessment of the current-versus-historical averages of (i) interest rates of various maturities, (ii) credit spreads (the yield difference between corporate bonds and risk-free U.S. Treasury bonds), (iii) common stock market return volatility and (iv) alternative asset expected returns.  If the adviser expects interest rates to decline it will allocate more assets to fixed income sectors; if it expects rates to rise it will reduce fixed income allocation or hedge via derivatives.  If it expects credit spreads to narrow or volatility to decline, indicating investor confidence in economy growth or, at least, stability, it will allocate more assets to common stocks.  If it expects these indicators to increase it will reduce common stock allocations.

To execute its asset allocation targets, the adviser selects individual ETFs and mutual funds by analyzing relative price momentum.  Relative price momentum analysis seeks to use publicly available information including previous prices, returns and/or trading volumes to identify individual securities that have exhibited strong performance in prior periods as compared to other investment opportunities.  The adviser sells individual securities identified during its relative price momentum analysis when another individual security exhibits stronger performance or to realign its portfolio-level asset allocation.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

PSI Strategic Growth Fund

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing in a combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s market analysis strategy.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund’s name refers, generally, to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s market analysis strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes, as well as how fundamental drivers, such as economic growth rates, could be expected to shape the future return and risk characteristics.  The strategy relies on broad asset class representation and the inclusion of lower correlated asset classes to reduce expected volatility and deliver favorable performance under various market conditions.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	25% to 85%
Fixed Income	0% to 25%
Alternative Asset	10% to 40%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its market analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its analysis indicates that the segment or security is likely to underperform competing investments.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

PSI Tactical Growth Fund

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s tactical strategy.

The adviser’s tactical strategy seeks to achieve the Fund’s primary objective by combining two different investment disciplines.  The first discipline makes investment decisions based on historical market-price moving averages that determine entry and exit points to and from the market.  Investments are made in a broad spectrum of sectors and major U.S. and global stock market indices.  All investments have a stop loss point (a form of automatic sell decision based upon a set drop in a security’s price) in an effort to help control losses in any one specific position.  In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions.  The second discipline relies on two calendar-based cycles.  The first, a weekly stock rotation cycle seeks to identify sectors and markets likely to outperform the overall market.  The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The second discipline relies on two calendar-based cycle indicators that are used to determine daily portfolio positions.  The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market, is used to determine sectors in which to invest.  The second, a monthly cash flow cycle indicator seeks to identify market strength (rising prices) caused by changes in cash flow into the market, to determine how much to invest.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund’s name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes.  Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	0% to 100%
Fixed Income	0% to 100%
Alternative Asset	0% to 90%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

The following risks apply to the Funds through investments in ETFs and mutual funds as well through any direct investments in specific non-fund securities and derivatives.  There is no assurance that a Fund will achieve its investment objective.  Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.  The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of this Prospectus.

Risks	PSI Market Neutral Fund	PSI Total Return Fund	PSI Strategic Growth Fund	PSI Tactical Growth Fund
Commodity	●	●	●	●
Credit	●	●	●	●
Derivatives	●	●	●	●
Emerging Markets	●	●	●	●
ETF and Mutual Fund	●	●	●	●
Foreign Currency	●	●	●	●
Fixed Income	●	●	●	●
Foreign Investment	●	●	●	●
Issuer-Specific	●	●	●	●
Junk Bond	●	●	●	●
Limited History of Operation	●	●	●	●
Management	●	●	●	●
Market	●	●	●	●
Non-Diversification	●	●	●	●
Real Estate		●	●	●
Small and Medium Capitalization Stock	●	●	●	●
Turnover	●	●	●	●

•

Commodity Risk:  Investing in the commodities markets through commodity-linked ETFs and mutual funds will subject the Fund to potentially greater volatility than investments in traditional securities.  The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•

Credit Risk:  There is a risk that security issuers and counterparties will not make payments on securities and derivatives held by a Fund directly or indirectly.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality will lead to greater volatility in the price of a security and in shares of a Fund.  Lower credit quality also will affect liquidity and make it difficult for a Fund to sell the security.  Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by a Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

•

Derivatives Risk:  A Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines.  A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

o

Options Risk:  Purchased call or put options may expire worthless, causing a Fund to lose its entire investment.  When a Fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying security above the exercise price, but it continues to bear the risk of a decline in the value of the underlying security.  When a Fund sells covered put options, it bears the risk of a decline in the value of the underlying security below the strike price.

•

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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ETF and Mutual Fund Risk:  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing in a Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Mutual funds and ETFs may employ leverage.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance.  ETFs and index-tracking mutual funds in which a Fund invests will not be able to replicate exactly the performance of the indices they track.

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ETF Inverse Risk.  Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends.  Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark.  Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if a fund’s current benchmark is 100% of the inverse of the XYZ Index and the fund meets its objective, the value of the fund will tend to increase on a daily basis when the value of the underlying index decreases (if the XYZ Index goes down 5% then the fund’s value should go up 5%).  Conversely, when the value of the underlying index increases, the value of the fund’s shares tend to decrease on a daily basis (if the XYZ Index goes up 5% then the fund’s value should go down 5%).  Inverse ETFs tend to limit a Fund’s participation in overall market-wide gains.

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Leverage Risk.  ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.  For example, if an ETF’s current benchmark is 200% of the XYZ Index and the ETF meets its objective, the value of the ETF will tend to increase or decrease twice the value of the change in the underlying index. (e.g., if the XYZ Index goes up 10% then the leveraged ETF’s value should go up 20%; conversely, if the XYZ Index goes down 10% then the leveraged ETF’s value should go down 20%).

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Strategy Risk.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk.

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Tracking Risk.  ETFs and index-tracking mutual funds in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the funds may, from time to time, temporarily be unavailable, which may further impede the ETFs’ and mutual funds’ ability to track their applicable indices.

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Fixed Income Risk:  When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments received by a Fund). These risks could affect the value of a particular investment by a Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign Currency Risk:  A Fund’s investments in foreign currency linked ETFs, foreign common stocks and foreign currency derivatives will subject the Fund to currency trading risks that include market risk, credit risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

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Counterparty Credit Risk:  Credit risk exists because the derivative counterparty may not be able or may choose not to perform under the contract.  When a Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default.  These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in the Fund to decrease.  In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.  The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

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Short Position Risk:  A Fund may also take short positions, through derivatives, if the adviser believes the value of a currency is likely to depreciate in value.  A "short" position is, in effect, similar to a sale in which a Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline.  A Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

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Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  Compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Fund’s share price.

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Limited History of Operations:  Each Fund is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of individual and institutional accounts. As a result, investors cannot directly judge the adviser’s likely success in managing a Fund by its track record of managing non-mutual fund assets.  The adviser may not achieve the intended result in managing a Fund.

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Management Risk:  The net asset value of a Fund changes daily based on the performance of the securities and derivatives in which it invests. The ability of a Fund to meet its investment objective is directly related to the adviser’s allocation of the Fund’s assets using its various portfolio strategies.  The adviser’s objective judgments, based on investment strategies, about the attractiveness and potential appreciation of particular investments in which a Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

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Market Risk:  The net asset value of a Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests.  Each Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices, in general, may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

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Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices tend to decline.  Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

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Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Fund’s net asset value than is customarily associated with larger, more established companies.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

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Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which will reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-888-928-9774.

MANAGEMENT

Investment Adviser:  Portfolio Strategies, Inc., located at 1724 W. Union Avenue, Suite 200, Tacoma, WA 98405 serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, the adviser is responsible for the overall management of the Fund’s business affairs.  The adviser is responsible for selecting each Fund’s investments according to its investment objective, polices, and restrictions.  The adviser was established in 1982 for the purpose of advising individuals and institutions.  As of March 31, 2010 the adviser had $260 million in assets under management.

Pursuant to an advisory agreement between the Funds and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of PSI Market Neutral Fund’s, PSI Strategic Growth Fund’s and PSI Tactical Growth Fund’s average daily net assets and 0.90% of the PSI Total Return Fund’s average daily net assets.  The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least January 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.90% of the average daily net assets attributable to PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund and will not exceed 1.75% of the average daily net assets attributable to PSI Total Return Fund; subject to possible recoupment from a Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.  A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Funds’ first annual or semi-annual shareholder report.

Investment Adviser Portfolio Managers:

David Jajewski

President and Chief Compliance Officer

Mr. Jajewski joined the adviser in 2001 as Vice President and has served as President and Chief Compliance Officer since 2010.  Mr. Jajewski holds a B.A. degree in Economics from Ripon College.

John Williamson

Managing Partner

Mr. Williamson joined the adviser in 2001 as Marketing Director and has served as Managing Partner since 2005.  Mr. Williamson holds a B.S. in Business Management degree from Oral Roberts University.

Bill Whatmough

Senior Portfolio Manager

Mr. Whatmough joined the adviser in 1995 as Portfolio Manager and has served as Senior Portfolio Manager since 1998.  Mr. Whatmough holds a B.S. in Mathematics degree from Hillsdale College.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares of the Funds.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

Each Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  In computing the NAV, a Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes:  This Prospectus describes the Class A shares offered by each Fund.

Class A Shares

Class A shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge. The minimum initial investment in the Class A shares is $2,500 and the minimum subsequent investment is $500.  The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. If you invest in more than one Fund, you should notify the Funds of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. The following sales charges apply to your purchases of Class A shares of the Funds:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	None	None	None

Northern Lights Distributors, LLC (the "Distributor") is the Fund’s distributor. The Distributor may pay authorized dealers commissions on purchases of shares of $1 million or more calculated as follows: For sales of $1 million or more, payments may be made to those broker-dealers having at least $1 million of assets invested in the Fund, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Fund shares.

As shown, investors that purchase $1,000,000 or more of Fund shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Fund shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.

You may be able to buy Class A Shares without a sales charge (i.e. "load-waived") when you are:

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reinvesting dividends or distributions;

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participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

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exchanging an investment in Class A Shares of another fund for an investment in a Fund;

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a current or former director or trustee of the Trust;

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an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of a Fund’s adviser or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

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purchasing shares through a Fund’s adviser; or

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purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with a Fund.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

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an individual;

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an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

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a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Funds’ distributor, Northern Lights Distributors, LLC at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude a Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Purchasing Shares:  You may purchase Class A shares of a Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail

PSI Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist a Fund in verifying your identity.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan:  You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-888-928-9774 for more information about the Funds’ Automatic Investment Plan.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Funds, please call the Funds at 1-888-928-9774 for wiring instructions and to notify the Funds that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire.  The Funds will normally accept wired funds for investment on the day received if they are received by a Fund’s designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

Minimum and Additional Investment Amounts:  You can open an account with a minimum initial investment of $2,500.  The minimum initial and subsequent investment in Class A shares is $2,500 and $500.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.  Each Fund reserves the right to waive any investment minimum.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the specific Fund.  The Funds will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the offering price per share next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

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the name of the Fund

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the dollar amount of shares to be purchased

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a completed purchase application or investment stub

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check payable to the specific Fund

Retirement Plans:  You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-888-928-9774 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail

PSI Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-888-928-9774. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account.  The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.  Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account.  Please contact the Funds at 1-888-928-9774 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind:  Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of the Fund’s assets.  The securities will be chosen by a Fund and valued under the Fund’s net asset value procedures.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

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If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you request a redemption to be made payable to a person not on record with the Fund;

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you request that a redemption be mailed to an address other than that on record with the Fund;

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the proceeds of a requested redemption exceed $50,000;

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any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

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your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance in a Fund falls below $2,500, the Fund may notify you that, unless the account is brought up to at least $2,500 within 60 days of the notice; your account could be closed.  After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below $2,500 due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund discourages and does not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  Each Fund currently uses several methods to reduce the risk of market timing. These methods include:

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Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ "Market Timing Trading Policy;" and

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Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with a Fund.

Although each Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund.  While each Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, each Fund is limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains annually in December.  Both types of distributions will be reinvested in shares of the respective Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  Each Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisers to determine the tax consequences of owning a Fund’s shares.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Funds.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Funds are offered on a continuous basis.

Distribution Fees:  The Funds have adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which each Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.40% of the Fund’s average daily net assets attributable to Class A shares. As of the date of this Prospectus and until further notice, the Trustees have authorized only up to 0.25% per year of its average daily net assets for such distribution and shareholder services activities under the Plan. Because these distribution and shareholder service fees are paid out of the Funds’ assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Funds and cost investors more than other types of sales charges.

The Fund’s distributor and other entities are paid under each Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to a Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries:  The Funds’ distributor, its affiliates, and the Funds’ adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to a Fund’s shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Funds will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-928-9774 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

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Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

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Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

Adviser	Portfolio Strategies, Inc. 1724 W Union Avenue, Suite 200 Tacoma, WA 98405	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Independent Registered Public Accountant	Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy, Suite 1100 Westlake, OH 44145	Legal Counsel	Thompson Hine, LLP 312 Walnut Street, 14th floor Cincinnati, OH 45202
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104	Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated August 23, 2010 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.  Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders.  In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-888-928-9774. You may also write to:

PSI Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21720